Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

18. Related Party Transactions

In 2020, 2021 and 2022, the Group earned revenue for providing advertising and enterprise value-added services to Jiangsu Jingzhun amounted to approximately RMB 0.8 million, RMB 1.7 million and nil, respectively. As of December 31, 2021 and 2022, the amount due from Jiangsu Jingzhun were RMB 1.3 million and RMB 1.3 million, respectively.

In 2021 and 2022, interest income amounted to approximately RMB 47 thousand and RMB 3 thousand were generated from Shanghai Xuanke for offering the short-term loan amounted to RMB 2.0 million. As of December 31, 2021, the amount due from Shanghai Xuanke for short-term loan was RMB 2.0 million, which was repaid in January and February 2022. In 2021 and 2022, the Group purchased video production services from Shanghai Xuanke amounted to RMB 1.1 million and RMB 0.3 million, respectively. As of December 31, 2021 and 2022, the amount due to Shanghai Xuanke were RMB 1.2 million and RMB 20 thousand, respectively.